Trading Account Profits and Losses [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Net Trading Gains (Losses) [Table Text Block]

	2018	2019	2020
	(in millions)
Interest rate and other derivative contracts	¥(226,788)	¥(24,031)	¥(159,045)
Trading account securities, excluding derivatives	153,674	192,931	924,418

Trading account profits (losses)—net	(73,114)	168,900	765,373
Foreign exchange derivative contracts (1)	(159,986)	(354,401)	(434,052)

Net trading gains ( losses )	¥(233,100)	¥(185,501)	¥331,321

Note:
(1)	Losses on foreign exchange derivative contracts are included in Foreign exchange losses—net in the accompanying consolidated statements of income. Foreign exchange losses—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains other than derivative contracts and foreign exchange gains

(losses) related to the fair value option.